INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Warehouse inventory	$ 19,694	$ 12,885
Stockpile inventory	7,349	3,279
Finished goods inventory	7,213	9,491
Work in process inventory	1,754	1,603
Inventories	$ 36,010	$ 27,258